Income Taxes (Details) - Schedule of the movement of valuation allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Movement Of Valuation Allowance Abstract
Balance at beginning of the year	¥ 3,688,042
Acquisition of subsidiaries	278,582
Additions	470,051	3,688,042
Decrease	(2,899,559)
Balance at end of the year	¥ 1,537,116	¥ 3,688,042